Financial Instruments and Risk Management (Credit Risk - Aging of Trade Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ 1,427	$ 893
Gross [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	1,313	788
Gross [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	82	58
Gross [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	23	7
Gross [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	9	40
Accumulated impairment [member]
Disclosure of financial instruments [Line Items]
Trade receivables	(9)	(10)
Accumulated impairment [member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(1)	0
Accumulated impairment [member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(2)	(1)
Accumulated impairment [member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ (6)	$ (9)